DESCRIPTION OF BUSINESS AND ORGANIZATION - History of group and basis of presentation (Details) - shares					1 Months Ended	12 Months Ended
	Feb. 22, 2024	Nov. 11, 2021	Nov. 04, 2021	Sep. 24, 2021	Feb. 28, 2023	Dec. 31, 2024	Aug. 09, 2021	Dec. 29, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired						100.00%
Lotus E V | Lotus Technology Inc
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued	474,621,603
Geely holding | Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)		100.00%
Geely holding | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)								60.00%
Founders Offshore Vehicle | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)								40.00%
Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Common stock subscribed							191,981,772
WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of service fee						100.00%
WFOE | Sanya Lotus and Hangzhou Lotus
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired					100.00%
WFOE | Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired				33.33%
WFOE | Geely holding
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired				22.22%
WFOE | Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired				44.45%
Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		143,986,329
Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired		100.00%
Number of shares issued		95,990,886
LGIL
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued			47,995,443